Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 7,798
Amortization charge for the year	1,759	$ 1,549
Impairment losses	34	68
Balance at end of period	7,402	7,798
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,187
Balance at end of period	2,260	2,187
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	345
Balance at end of period	293	345
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,974
Balance at end of period	1,527	1,974
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,935
Balance at end of period	1,820	1,935
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,357
Balance at end of period	1,502	1,357
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	14,583	12,333
Additions	1,352	1,134
Acquisition through business combination		2,342
Dispositions	(630)	(1,281)
Impairment losses	(48)	(85)
Currency translations	101	174
Other changes	(33)	(34)
Balance at end of period	15,325	14,583
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	5,574	5,595
Additions	175	31
Transfers	844	1,204
Dispositions	(585)	(1,204)
Impairment losses	(37)	(37)
Currency translations	19	32
Other changes	111	(47)
Balance at end of period	6,101	5,574
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,074	1,097
Additions	12	4
Transfers	83	42
Dispositions	(43)	(67)
Impairment losses	(1)	(18)
Currency translations	11	17
Other changes	(42)	(1)
Balance at end of period	1,094	1,074
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	3,637	1,658
Acquisition through business combination		1,972
Currency translations	11	7
Balance at end of period	3,648	3,637
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,941	2,456
Additions		9
Acquisition through business combination		370
Dispositions		(9)
Currency translations	52	115
Other changes	(13)
Balance at end of period	2,980	2,941
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,357	1,527
Additions	1,165	1,090
Transfers	(927)	(1,246)
Dispositions	(2)	(1)
Impairment losses	(10)	(30)
Currency translations	8	3
Other changes	(89)	14
Balance at end of period	1,502	1,357
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(6,785)	(6,430)
Amortization charge for the year	(1,759)	(1,549)
Dispositions	633	1,277
Impairment losses	14	17
Currency translations	(42)	(67)
Other changes	16	(33)
Balance at end of period	(7,923)	(6,785)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(3,387)	(3,596)
Amortization charge for the year	(1,068)	(986)
Dispositions	591	1,204
Impairment losses	13	12
Currency translations	(13)	(21)
Other changes	23
Balance at end of period	(3,841)	(3,387)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(729)	(658)
Amortization charge for the year	(79)	(102)
Dispositions	42	66
Impairment losses	1	5
Currency translations	(8)	(7)
Other changes	(28)	(33)
Balance at end of period	(801)	(729)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,663)	(1,330)
Amortization charge for the year	(448)	(325)
Currency translations	(10)	(8)
Balance at end of period	(2,121)	(1,663)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,006)	(846)
Amortization charge for the year	(164)	(136)
Dispositions		7
Currency translations	(11)	(31)
Other changes	21
Balance at end of period	$ (1,160)	$ (1,006)